CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Comprehensive Income [Abstract]
Unrealized holding gains on securities during the period, tax expense (in dollars)	$ 120	$ 53	$ 766	$ 369